Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 18,059		$ 26,478		$ 56,132
Net income	3,678		3,796		8,627
Other comprehensive income	0		0		0
Purchases, assets	0		0
Issuances, assets	0		0
Sales, assets	0		(132)
Settlements, assets	(9,225)		(12,083)
Net transfers into/(out of) Level 3, assets	5,480		0
Purchases, sales, issuances, and settlements, net, assets					(33,505)
Adjustment due to adoption of amendments to ASC 810, assets					(4,776)
Ending Balance	17,992		18,059		26,478
Net unrealized gains/(losses) included in net income	2,084	[1]	2,205	[1]	5,467	[1]
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	210,487		207,632		206,227
Net income	(2,618)		(368)		(17,991)
Other comprehensive income	0		0		0
Purchases, assets	60,111		49,323
Issuances, assets	0		0
Sales, assets	0		0
Settlements, assets	(27,032)		(37,198)
Net transfers into/(out of) Level 3, assets	(19,854)	[2]	(8,902)	[2]
Purchases, sales, issuances, and settlements, net, assets					19,396	[2]
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	221,094		210,487		207,632
Net unrealized gains/(losses) included in net income	(2,618)	[1]	(368)	[1]	(17,991)	[1]
Investment Portfolio [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	7,262		39,391		99,173
Net income	0		0		0
Other comprehensive income	(234)		(1,688)		(2,302)
Purchases, assets	0		0
Issuances, assets	0		0
Sales, assets	0		(29,217)
Settlements, assets	(1,775)		(1,224)
Net transfers into/(out of) Level 3, assets	0		0
Purchases, sales, issuances, and settlements, net, assets					(57,480)
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	5,253		7,262		39,391
Net unrealized gains/(losses) included in net income	0		0		0
Venture Capital Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	12,179		13,179		15,743
Net income	371		0		(2,962)
Other comprehensive income	0		0		0
Purchases, assets	0		0
Issuances, assets	0		0
Sales, assets	(8,250)		(1,000)
Settlements, assets	0		0
Net transfers into/(out of) Level 3, assets	0		0
Purchases, sales, issuances, and settlements, net, assets					398
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	4,300		12,179		13,179
Net unrealized gains/(losses) included in net income	(4,700)	[3]	0	[3]	(2,962)	[3]
Mortgage Servicing Rights Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	144,069		207,319		302,611
Net income	(5,075)		(41,260)		(31,146)
Other comprehensive income	0		0		0
Purchases, assets	0		0
Issuances, assets	0		0
Sales, assets	0		0
Settlements, assets	(24,683)		(21,990)
Net transfers into/(out of) Level 3, assets	0		0
Purchases, sales, issuances, and settlements, net, assets					(61,853)
Adjustment due to adoption of amendments to ASC 810, assets					(2,293)
Ending Balance	114,311		144,069		207,319
Net unrealized gains/(losses) included in net income	(3,957)	[1]	(40,076)	[1]	(27,153)	[1]
Net Derivative Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(11,820)		(1,000)		0
Net income	(1,757)		(9,414)		0
Other comprehensive income	0		0		0
Purchases, liabilities	0		0
Issuances, liabilities	0		(2,500)
Sales, liabilities	0		0
Settlements, liabilities	11,402		1,094
Net transfers in/(out) level 3, liabilities	0		0
Purchases, sales, issuances, and settlements, net, assets					(1,000)
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	(2,175)		(11,820)		(1,000)
Net unrealized gains/(losses) included in other expense	(1,757)	[4]	(9,414)	[4]	(1,000)	[4]
Other Short Term Borrowings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(14,833)		(27,309)		(39,662)
Net income	3,677		12,476		12,353
Other comprehensive income	0		0		0
Purchases, liabilities	0		0
Issuances, liabilities	0		0
Sales, liabilities	0		0
Settlements, liabilities	0		0
Net transfers in/(out) level 3, liabilities	0		0
Purchases, sales, issuances, and settlements, net, assets					0
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	(11,156)		(14,833)		(27,309)
Net unrealized gains/(losses) included in net income	$ 3,677	[1]	$ 12,476		$ (12,353)	[1]

[1]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[2]	Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[3]	Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
[4]	Included in Other expense